Trade receivables and accrued revenue	12 Months Ended
Dec. 31, 2020
Trade receivables and accrued revenue
Trade receivables and accrued revenue

19.   Trade receivables and accrued revenue

	31 December	31 December
	2020	2019
Receivables from subscribers	2,263,544	2,090,242
Accounts and notes receivable	766,921	745,442
Undue assigned contracted receivables	435,332	298,291
	3,465,797	3,133,975

Trade receivables are shown net of provision for impairment amounting to TL 617,932 as at 31 December 2020 (31 December 2019: TL 620,247). Movements in provision for impairment of trade receivables and due from related parties are disclosed in Note 36. The accounts and notes receivable represent receivables from distributors and roaming receivables. The Group’s exposure to currency risk and credit risk arising from trade receivables are disclosed in Note 36.

Letters of guarantee received with respect to the accounts and notes receivable amounted to TL 351,698 and TL 332,180 at 31 December 2020 and 2019, respectively.

The undue assigned contracted receivables are the remaining portion of the assigned receivables from the distributors related to the handset campaigns which will be collected from subscribers by the Company in instalments. When the monthly instalment is billed to the subscriber, that portion is transferred to “Receivables from subscribers”. The Company measures the undue assigned contracted receivables at amortized cost, bears the credit risk and recognizes interest income throughout the contract period.

The accrued revenue represents accrued revenue from subscribers. Due to the high volume of subscribers, there are different billing cycles. Accordingly, an accrual is made at the end of each reporting period to accrue revenue for services rendered but not billed. The undue assigned contracted receivables related to handset campaigns, which will be billed after one year amounted to TL 172,261 (31 December 2019: TL 116,462) is presented under non-current trade receivable amounted to TL 222,451 (31 December 2019: TL 148,159).